Discontinued operations - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - Discontinued operations [member] € in Millions	Dec. 31, 2022 EUR (€)
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 31,430
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	19
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	31,404
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	155
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 154